RELATED PARTY TRANSACTIONS - Amounts Due to Related Parties (Details) - USD ($) $ in Thousands	Jun. 30, 2024	Dec. 31, 2023
QPSL | Related Party
Related Party Transaction [Line Items]
Other liabilities	$ 215	$ 757